Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure of Cash and Cash Equivalents

	December 31
	2021	2020
Cash on hand	$213	$149
Checking accounts and demand deposits	41,415	26,970
Time deposits	143,863	63,273
Repurchase agreements collateralized by bonds	31,938	28,650
	$217,429	$119,042

Disclosure of Market Interest Rates Time Deposits and Repurchase Agreements
The market interest rates of the time deposits and repurchase agreements collateralized by bonds were as follows:

	December 31
	2021	2020
Time deposits	0.05%-2.30%	0.18%-0.35%
Repurchase agreements collateralized by bonds	0.17%	0.22%-0.24%